Long-Term Bank Loan (Details) ¥ in Millions			12 Months Ended
	Nov. 03, 2022 USD ($)	Nov. 03, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-term Bank Loan [Line Items]
Loan agreement	$ (724,932)	¥ 5
Floating interest rate	3.50%	3.50%
Interest expense			$ 3,468